NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Neuberger Berman Multi Cap Opportunities Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund)
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)	NVIT Mid Cap Index Fund
NVIT Columbia Overseas Value Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Emerging Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Federated High Income Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Bond Fund	(formerly, NVIT AllianzGI International Growth Fund)
NVIT Government Money Market Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund

Supplement dated June 16, 2023

to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Emerging Markets Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on June 14, 2023, the Board approved the termination of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a subadviser to the NVIT Emerging Markets Fund (the “Fund”), effective on or about June 23, 2023 (the “Effective Date”). Accordingly, all references to, and information regarding, Loomis Sayles pertaining solely to the Fund are deleted in their entirety. NS Partners Ltd will continue to serve as the Fund’s sole subadviser.

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